Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	603,124,389.80	31,428
Yield Supplement Overcollateralization Amount 03/31/22	18,589,790.03	0
Receivables Balance 03/31/22	621,714,179.83	31,428
Principal Payments	25,547,186.46	628
Defaulted Receivables	300,026.81	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	17,472,372.47	0
Pool Balance at 04/30/22	578,394,594.09	30,786

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.20%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,909,683.69	177
Past Due 61-90 days	1,104,649.45	42
Past Due 91-120 days	96,499.98	4
Past Due 121+ days	0.00	0
Total	5,110,833.12	223

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	242,110.18
Aggregate Net Losses/(Gains) - April 2022	57,916.63
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.11%
Prior Net Losses/(Gains) Ratio	-0.10%
Second Prior Net Losses/(Gains) Ratio	-0.04%
Third Prior Net Losses/(Gains) Ratio	0.54%
Four Month Average	0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	6,651,537.83
Actual Overcollateralization	6,651,537.83
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	5.69%
Weighted Average Remaining Term	44.58

Flow of Funds	$ Amount
Collections	27,796,224.62
Investment Earnings on Cash Accounts	3,235.52
Servicing Fee	(518,095.15)
Transfer to Collection Account	-
Available Funds	27,281,364.99

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	225,170.80
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,793,865.23
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,651,537.83
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	2,561,515.38

Total Distributions of Available Funds	27,281,364.99

Servicing Fee	518,095.15
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	596,188,459.32
Principal Paid	24,445,403.06
Note Balance @ 05/16/22	571,743,056.26

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2
Note Balance @ 04/15/22	18,188,459.32
Principal Paid	18,188,459.32
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-3
Note Balance @ 04/15/22	416,710,000.00
Principal Paid	6,256,943.74
Note Balance @ 05/16/22	410,453,056.26
Note Factor @ 05/16/22	98.4984897%

Class A-4
Note Balance @ 04/15/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	104,620,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	37,770,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	18,900,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	274,446.55
Total Principal Paid	24,445,403.06
Total Paid	24,719,849.61

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	5,304.97
Principal Paid	18,188,459.32
Total Paid to A-2 Holders	18,193,764.29

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	6,256,943.74
Total Paid to A-3 Holders	6,423,627.74

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2185536
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.4669303
Total Distribution Amount	19.6854839

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0113417
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	38.8858326
Total A-2 Distribution Amount	38.8971743

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	15.0151034
Total A-3 Distribution Amount	15.4151034

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	727.90
Noteholders' Principal Distributable Amount	272.10

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	12,588,844.52
Investment Earnings	2,966.00
Investment Earnings Paid	(2,966.00)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,492,066.71	$1,894,692.68	$1,735,675.94
Number of Extensions	64	74	67
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.29%	0.26%